Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitments

As of June 30, 2021, the Company leases offices space under a number of non-cancellable operating lease arrangements, two of which had a term of over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for operating lease is recognized on a straight-line basis over the lease term.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

In calculating the initial values of right of use assets and liabilities at inception date, the Company uses the rate implicit in the lease, when available or readily determinable, to discount lease payments to present value. When the leases do not provide a readily determinable implicit rate, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2021	December 31, 2020
	(Unaudited)

Right of use assets	$104,145	$346,017

Operating lease liabilities, current portion	$126,861	$191,643
Operating lease liabilities, noncurrent portion	-	102,767
Total operating lease liabilities	$126,861	$294,410

As of June 30, 2021, the weighted average remaining lease term was 0.83 years, and discount rates were 4.75% for the operating lease.

As of December 31, 2020, the weighted average remaining lease term was 1.95 years, and discount rates were 4.75% for the operating lease.

Rental expense for the six months ended June 30, 2021 and 2020 was $0.08 million, and $0.11 million, respectively. Depreciation expenses were $0.06 million and 0.06 million for the six month ended June 30, 2021 and 2020, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2021:

Twelve months ended June 30, 2021	$136,274
Twelve months ended June 30, 2022	-
Total lease payments	136,274
Less: imputed interest	(9,413)
Present value of lease liabilities	$126,861